Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Selling and Marketing Expense USD ($)	Dec. 31, 2012 Selling and Marketing Expense CNY	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2012 General and administrative expense USD ($)	Dec. 31, 2012 General and administrative expense CNY	Dec. 31, 2011 General and administrative expense CNY	Dec. 31, 2010 General and administrative expense CNY	Dec. 31, 2012 Research and development expense USD ($)	Dec. 31, 2012 Research and development expense CNY	Dec. 31, 2011 Research and development expense CNY	Dec. 31, 2010 Research and development expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense	$ 10,856	67,632	41,959	71,844	$ 725	4,517	2,157	4,645	$ 1,687	10,508	5,763	11,884	$ 7,664	47,749	31,420	48,899	$ 780	4,858	2,619	6,416